Note 21 - Comprehensive Income	6 Months Ended
Jun. 30, 2021
Notes to Financial Statements
Comprehensive Income (Loss) Note [Text Block]

21. Comprehensive Income:

During the six-month period ended June 30, 2020, Other comprehensive income decreased with net losses of $8,083 relating to (i) the change of the fair value of derivatives that qualify for hedge accounting (loss of $8,127), net of the settlements to net income of derivatives that qualify for hedge accounting (gain of $13) and (ii) the amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to depreciation ($31).

During the six-month period ended June 30, 2021, Other comprehensive income decreased with net losses of $948 relating to (i) the change of the fair value of derivatives that qualify for hedge accounting (loss of $3,373), net of the settlements to net income of derivatives that qualify for hedge accounting (gain of $2,394) and (ii) the amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to depreciation ($31).

As at June 30, 2020 and 2021, Comprehensive income / (loss) amounted to a loss of $51,530 and an income of $157,809, respectively.